Income Taxes - Summary of components of income tax benefit (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Taxes
Current income tax (expense) benefit	$ (4)	$ 8	$ 35
Deferred tax benefit	65	178	110
Benefit from income taxes	61	186	145
GBT Jersey Co and its subsidiaries
Income Taxes
Deferred tax benefit	69
GBTG
Income Taxes
Deferred tax benefit	(4)
U.S.
Income Taxes
Current income tax (expense) benefit		4	20
Deferred tax benefit	35	22	4
U.K.
Income Taxes
Current income tax (expense) benefit	(1)	1	12
Deferred tax benefit	28	132	90
Other
Income Taxes
Current income tax (expense) benefit	(3)	3	3
Deferred tax benefit	$ 2	$ 24	$ 16